VANECK LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUND: 99.8% (a) (Cost: $28,986,552)
Vanguard S&P 500 ETF	76,189	$31,030,256

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $173)
State Street Navigator Securities Lending Government Money Market Portfolio	173	173
Total Investments: 99.8% (Cost: $28,986,725)		31,030,429
Other assets less liabilities: 0.2%		74,394
NET ASSETS: 100.0%		$31,104,823

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Exchanged Traded Fund	100.0%	$31,030,256
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